Fair Value of Financial Instruments (Details) - Schedule of Financial Instruments Measured at Fair Value - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Liabilities:
Notes payable
Accrued expenses and other current liabilities
Level 2 [Member]
Liabilities:
Notes payable
Accrued expenses and other current liabilities
Level 3 [Member]
Liabilities:
Notes payable	92,665	26,008
Accrued expenses and other current liabilities		6,227
Private Warrants [Member] | Level 1 [Member]
Liabilities:
Private warrants
Private Warrants [Member] | Level 2 [Member]
Liabilities:
Private warrants
Private Warrants [Member] | Level 3 [Member]
Liabilities:
Private warrants	52	52
Bridge Warrants [Member] | Level 1 [Member]
Liabilities:
Bridge warrants
Bridge Warrants [Member] | Level 2 [Member]
Liabilities:
Bridge warrants
Bridge Warrants [Member] | Level 3 [Member]
Liabilities:
Bridge warrants	$ 28,521	$ 95,130